Financial Instruments and Fair Value Measurements - Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis (Details) - Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Cash equivalents	$ 399,917	$ 491,342
Foreign exchange forwards and options	5,761	3,471
Total financial assets	430,978	623,113
Liabilities:
Foreign exchange forwards and options	(13,752)	(9,944)
Contingent consideration	(20,650)	(18,359)
Total financial liabilities	(34,402)	(167,041)
Short-term investments
Assets:
Fair value of investment	0	81,023
Non-marketable equity securities
Assets:
Fair value of investment	4,283	4,435
Equity options
Assets:
Derivative assets	0	39,759
Liabilities:
Derivative liabilities		(39,830)
Cash convertible notes embedded cash conversion option
Liabilities:
Derivative liabilities	0
Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	21,017	3,083
Liabilities:
Interest rate contracts - cash flow hedge	0	(98,908)
Level 1
Assets:
Cash equivalents	399,917	481,360
Foreign exchange forwards and options	0	0
Total financial assets	399,917	481,360
Liabilities:
Foreign exchange forwards and options	0	0
Contingent consideration	0	0
Total financial liabilities	0	0
Level 1 | Short-term investments
Assets:
Fair value of investment	0	0
Level 1 | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 1 | Equity options
Assets:
Derivative assets	0	0
Level 1 | Cash convertible notes embedded cash conversion option
Liabilities:
Derivative liabilities	0	0
Level 1 | Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	0	0
Liabilities:
Interest rate contracts - cash flow hedge	0	0
Level 2
Assets:
Cash equivalents	0	9,982
Foreign exchange forwards and options	5,761	3,471
Total financial assets	26,778	137,318
Liabilities:
Foreign exchange forwards and options	(13,752)	(9,944)
Contingent consideration	0	0
Total financial liabilities	(13,752)	(148,682)
Level 2 | Short-term investments
Assets:
Fair value of investment	0	81,023
Level 2 | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 2 | Equity options
Assets:
Derivative assets	0	39,759
Level 2 | Cash convertible notes embedded cash conversion option
Liabilities:
Derivative liabilities	0	(39,830)
Level 2 | Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	21,017	3,083
Liabilities:
Interest rate contracts - cash flow hedge	0	(98,908)
Level 3
Assets:
Cash equivalents	0	0
Foreign exchange forwards and options	0	0
Total financial assets	4,283	4,435
Liabilities:
Foreign exchange forwards and options	0	0
Contingent consideration	(20,650)	(18,359)
Total financial liabilities	(20,650)	(18,359)
Level 3 | Short-term investments
Assets:
Fair value of investment	0	0
Level 3 | Non-marketable equity securities
Assets:
Fair value of investment	4,283	4,435
Level 3 | Equity options
Assets:
Derivative assets	0	0
Level 3 | Cash convertible notes embedded cash conversion option
Liabilities:
Derivative liabilities	0	0
Level 3 | Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	0	0
Liabilities:
Interest rate contracts - cash flow hedge	$ 0	$ 0